Income Taxes - Changes in Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 1,276	$ 1,535	$ 1,149
Balance at End of Period	1,704	1,276	1,535
Charged to Costs and Expenses
Movement in Valuation Allowances and Reserves [Roll Forward]
Changes in valuation allowance—continuing operations:	428	(259)	370
Charged to Other Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Changes in valuation allowance—continuing operations:	$ 0	$ 0	$ 16